Goodwill, Other Intangible Assets and Intangible Liabilities - Intangible Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 28, 2014
Finite-Lived Intangible Liabilities [Roll Forward]
Balance at beginning of the period		$ 34,425	$ 193,730
Amortization		(16,385)	(37,445)
Balance sheet reclassifications	[1]	(4,268)	(121,626)
Distributed in Publishing Spin-off			(234)
Balance at end of the period		13,772	34,425
Discontinued Operations
Finite-Lived Intangible Liabilities [Roll Forward]
Balance at beginning of the period		0	328
Amortization		0	(94)
Balance sheet reclassifications	[1]	0	0
Distributed in Publishing Spin-off			(234)
Balance at end of the period		0	0
Television and Entertainment | Continuing Operations
Finite-Lived Intangible Liabilities [Roll Forward]
Balance at beginning of the period		34,425	193,402
Amortization		(16,385)	(37,351)
Balance sheet reclassifications	[1]	(4,268)	(121,626)
Distributed in Publishing Spin-off			0
Balance at end of the period		$ 13,772	$ 34,425

[1]	Represents net reclassifications which are reflected as a reduction of broadcast rights assets in the Company’s Consolidated Balance Sheet at December 31, 2015.